American Beacon Balanced Fund

American Beacon Large Cap Value Fund

Supplement dated July 16, 2024 to the

Prospectus and Summary Prospectuses,

each dated March 1, 2024

Effective July 1, 2024, Doug Campbell of Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) is added as a Portfolio Manager for the American Beacon Balanced Fund and American Beacon Large Cap Value Fund (the “Funds”). In addition, effective July 1, 2024, Judd Peters of Hotchkis no longer serves as a Portfolio Manager for the Funds. Accordingly, effective as of July 1, 2024, all references to Mr. Peters in the Funds’ Prospectus and Summary Prospectuses are removed, and the following changes are made to the Funds’ Prospectus and Summary Prospectuses, as applicable:

A.	American Beacon Balanced Fund

1.	On page 9 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Hotchkis is deleted and replaced with the following:

Hotchkis and Wiley Capital Management, LLC	George Davis Principal, Portfolio Manager, and Executive Chairman Since 1989	Doug Campbell Portfolio Manager Since 2024

	Scott McBride Portfolio Manager and Chief Executive Officer Since 2004	Patricia McKenna Principal and Portfolio Manager Since 1995

B.	American Beacon Large Cap Value Fund

1.	On page 31 of the Prospectus and page 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Hotchkis is deleted and replaced with the following:

Hotchkis and Wiley Capital Management, LLC	George Davis Principal, Portfolio Manager, and Executive Chairman Since 1989	Doug Campbell Portfolio Manager Since 2024

	Scott McBride Portfolio Manager and Chief Executive Officer Since 2004	Patricia McKenna Principal and Portfolio Manager Since 1995

C. Both Funds

1.	On page 64 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – Hotchkis and Wiley Capital Management, LLC – Hotchkis Portfolio Managers for the American Beacon Balanced and American Beacon Large Cap Value Funds,” the first paragraph is deleted and replaced with the following:

George Davis, Doug Campbell, Scott McBride, and Patricia McKenna participate in the investment research review and decision-making process for the Funds. Mr. McBride, Mr. Campbell and Mr. Davis coordinate the day-to-day management of the Funds:

2.	On page 65 of the Prospectus, under the heading ”Fund Management – The Sub-Advisors – Hotchkis and Wiley Capital Management, LLC – Hotchkis Portfolio Managers for the American Beacon Balanced and American Beacon Large Cap Value Funds,” the second paragraph is deleted and replaced with the following:

Doug Campbell, Portfolio Manager, joined Hotchkis’ investment team in 2017 and has been a Portfolio Manager since 2023. In his role as portfolio manager, Mr. Campbell plays an integral part in the investment research review and decision-making process as well as coordinates the day-to-day management of large cap fundamental value and large cap diversified value portfolios. He also provides expertise in capital goods, technology and energy sectors. Prior to joining the firm, Mr. Campbell was an equity research analyst at Dodge & Cox. After a short period as an entrepreneur, Mr. Campbell continued his equity research career with internships at Causeway Capital Management and Capital Group. Mr. Campbell received his BS in Mathematics and Economics from Stanford University and MBA from the Stanford Graduate School of Business.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Balanced Fund

American Beacon Large Cap Value Fund

Supplement dated July 16, 2024 to the

Statement of Additional Information,

dated March 1, 2024, as previously amended or supplemented

Effective July 1, 2024, Doug Campbell of Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) is added as a Portfolio Manager for the American Beacon Balanced Fund and American Beacon Large Cap Value Fund (the “Funds”). In addition, effective July 1, 2024, Judd Peters of Hotchkis no longer serves as a Portfolio Manager for the Funds. Accordingly, effective as of July 1, 2024, all references to Mr. Peters in the Funds’ Statement of Additional Information are removed, and the following changes are made to the Funds’ Statement of Additional Information, as applicable:

A.	On page 62, under the heading “Portfolio Managers,” the table relating to Hotchkis is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Hotchkis and Wiley Capital Management, LLC
George Davis	22 ($16.7 bil)	10 ($1.8 bil)	55 ($6 bil)	2 ($11.3 bil)	1 ($49.5 mil)	4 ($688.9 mil)
Scott McBride	22 ($16.7 bil)	10 ($1.8 bil)	55 ($6 bil)	2 ($11.3 bil)	1 ($49.5 mil)	4 ($688.9 mil)
Patricia McKenna	22 ($16.7 bil)	10 ($1.8 bil)	55 ($6 bil)	2 ($11.3 bil)	1 ($49.5 mil)	4 ($688.9 mil)
David Green	23 ($16.9 bil)	10 ($1.8 bil)	55 ($6 bil)	2 ($11.3 bil)	1 ($49.5 mil)	4 ($688.9 mil)
Jim Miles	23 ($16.9 bil)	10 ($1.8 bil)	55 ($6 bil)	2 ($11.3 bil)	1 ($49.5 mil)	4 ($688.9 mil)
Doug Campbell*	23 ($21.4 bil)	10 ($2.4 bil)	54 ($6.6 bil)	2 ($13.7 bil)	1 ($49.1 mil)	4 ($811 mil)

*As of May 31, 2024.

B.	On page 71, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Hotchkis is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Manager	American Beacon Balanced Fund	American Beacon Large Cap Value Fund	American Beacon Small Cap Value Fund
Hotchkis and Wiley Capital Management, LLC
George Davis	None	None	N/A
David Green	N/A	N/A	None
Scott McBride	None	None	N/A
Patricia McKenna	None	None	N/A
Jim Miles	N/A	N/A	None
Doug Campbell*	None	None	N/A

*As of May 31, 2024.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE